Total revenue and income - Summary of Total Revenue and Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Net revenue from transaction activities and other services	R$ 1,626,853	R$ 1,144,086	R$ 770,276
Recognized at a point in time	1,626,853	1,144,086	770,276
Net revenue from subscription services and equipment rental	1,071,932	388,033	331,565
Financial income	1,877,683	1,647,017	1,287,760
Other financial income	247,293	140,687	186,367
Recognized over time	3,196,908	2,175,737	1,805,692
Total revenue and income	R$ 4,823,761	R$ 3,319,823	R$ 2,575,968